Fair value measurements - Loss gain from financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ (1,175)	$ 336	$ 957
Reclassification amount		109,000	109,000
Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	(1,175)	336	80,033
Jet fuel Asian call options contracts | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income			601
Jet fuel Zero cost collars | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income			484
Interest rate Cap | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	(1,175)	336	(128)
Non derivative financial instruments | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income			79,076
Fuel cost | Jet fuel Asian call options contracts
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations			(619)
Finance cost | Interest rate Cap
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (579)	$ (161)	$ (69)